Restatement - Summary of Restatement on Income Statement (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative	$ 304,516	$ 14,081	$ 1,120,008	$ 45,390	$ 92,018	$ 251,113	[1]
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative						65,113
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative						$ 186,000

[1]	Restated - See Note 16.